Lease Obligations (Tables)	12 Months Ended
Dec. 28, 2013
Leases [Abstract]
Summary of future minimum rental payments of non-cancelable leases with remaining terms in excess of one year
As of year-end 2013, future minimum rental payments applicable to non-cancelable capital and operating leases with remaining terms in excess of one year were as follows (in millions):

	Capital leases	Operating leases
2014	$83.7	$464.4
2015	80.8	425.3
2016	73.7	392.5
2017	64.3	347.7
2018	55.1	297.0
Thereafter	298.4	1,781.1
Total minimum lease payments	656.0	$3,708.0
Less amounts representing interest	(231.2)
Present value of net minimum lease payments	424.8
Less current obligations	(49.3)
Long-term obligations	$375.5

Schedule of total rent expenses for all operating leases
The following schedule shows the composition of total rental expense for all operating leases (in millions):

	2013	2012	2011
Property leases:
Minimum rentals	$365.5	$365.7	$363.6
Contingent rentals (1)	7.3	7.7	7.6
Less rentals from subleases	(11.1)	(9.4)	(8.0)
	361.7	364.0	363.2
Equipment leases	20.4	20.4	20.1
	$382.1	$384.4	$383.3

(1)	In general, contingent rentals are based on individual store sales.